Balance Sheet Components (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	$ 291	$ 763	$ 496
Net Income (loss) from discontinued operations	0	516	(427)
Revenue	74,989	66,001	55,519
Net of tax	(3,303)	(3,639)	(2,739)
Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	795	258	222
Reclassification out of AOCI | Unrealized gains (losses) on available-for-sale investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	(208)	153	158
Net Income (loss) from discontinued operations	0	0	43
Net of tax	0	(19)	(39)
Net income	(208)	134	162
Reclassification out of AOCI | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	1,003	124	60
Reclassification out of AOCI | Foreign exchange contracts | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue	1,399	171	95
Reclassification out of AOCI | Foreign exchange contracts | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	5	4	0
Net of tax	$ (401)	$ (51)	$ (35)